UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beach Point Capital Management LP
Address: 11755 Wilshire Blvd, Suite 1400

         Los Angeles, CA  90025

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rosenblum
Title:     Chief Compliance Officer
Phone:     (310) 996-9662

Signature, Place, and Date of Signing:

     David Rosenblum     Los Angeles, CA     May 08, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     6

Form13F Information Table Value Total:     $17,981 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHESAPEAKE ENERGY CORP         COM              165167107      960    56250 SH       SOLE                    56250        0        0
E TRADE FINANCIAL CORP         COM              269246104     1254   979581 SH       SOLE                   979581        0        0
PROLOGIS                       NOTE 2.625% 5/1  743410AS1     3797  7500000 PRN      SOLE                        0        0        0
PROLOGIS                       NOTE 1.875%11/1  743410AR3     4560  8875000 PRN      SOLE                        0        0        0
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5     6974 12885000 PRN      SOLE                        0        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882      436  2905792 SH       SOLE                  2905792        0        0